Tax (Tables)	12 Months Ended
Mar. 31, 2024
Income taxes paid (refund) [abstract]
Schedule of tax charged to the consolidated income statement for continuing operations and components of tax expense	The tax charge for the year can be analysed as follows:

	2024	2023	2022
	£m	£m	£m
Current tax:
UK corporation tax at 25% (2023: 19%; 2022: 19%)	410	161	255
UK corporation tax adjustment in respect of prior years	(36)	—	(9)
	374	161	246
Overseas corporation tax	82	225	6
Overseas corporation tax adjustment in respect of prior years	(90)	(16)	(26)
	(8)	209	(20)
Total current tax from continuing operations	366	370	226
Deferred tax:
UK deferred tax	388	255	605
UK deferred tax adjustment in respect of prior years	43	13	(5)
	431	268	600
Overseas deferred tax	(40)	233	425
Overseas deferred tax adjustment in respect of prior years	74	5	7
	34	238	432
Total deferred tax from continuing operations	465	506	1,032

Total tax charge from continuing operations	831	876	1,258

Disclosure of tax (credited)/charged to the consolidated statement of comprehensive income and equity	Tax (credited)/charged to the consolidated statement of comprehensive income and equity

	2024	2023	2022
	£m	£m	£m
Current tax:
Share-based payments	(2)	(1)	—
Deferred tax:
Investments at fair value through other comprehensive income	1	(1)	—
Cash flow hedges, cost of hedging and own credit reserve	56	(7)	(12)
Remeasurements of pension assets and post-retirement benefit obligations	(50)	(344)	493
Share-based payments	—	1	(4)
	5	(352)	477
Total tax recognised in the statements of comprehensive income from continuing operations	7	(352)	481
Total tax relating to share-based payments recognised directly in equity from continuing operations	(2)	—	(4)
	5	(352)	477

Schedule of effective tax rate reconciliation	The tax charge for the year for continuing operations, is higher (2023: higher tax charge; 2022: higher tax charge) than the standard rate of corporation tax in the UK of 25% (2023: 19%; 2022: 19%):

	2024	2023	2022
	£m	£m	£m
Profit before tax from continuing operations	3,048	3,590	3,441
Profit before tax from continuing operations multiplied by UK corporation tax rate of 25% (2023: 19%; 2022: 19%)	762	682	654
Effect of:
Adjustments in respect of prior years[1]	(9)	2	(33)
Expenses not deductible for tax purposes	155	92	47
Non-taxable income[2]	(43)	(75)	(49)
Adjustment in respect of foreign tax rates[3]	(20)	147	170
Deferred tax impact of change in UK tax rate	—	66	501
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(9)	(27)	(17)
Other[4]	(5)	(11)	(15)
Total tax charge from continuing operations	831	876	1,258

	%	%	%
Effective tax rate – continuing operations	27.3	24.4	36.6
1.The prior year adjustments are primarily due to agreement of prior period tax returns.
2.Includes tax on chargeable disposals after the offset of capital losses.
3.Included in the prior year are remeasurements of US closing state deferred tax balances as a result of an expected increase in the blended state tax rate following the disposal of NECO.
4.Other primarily comprises the movement in the deferred tax asset on previously unrecognised capital losses, claims for land remediation relief and claims for Research & Development credit.

Schedule of tax included within the statement of financial position and deferred tax assets not recognised	The following are the major deferred tax assets and liabilities recognised, and the movements thereon, during the current and prior reporting periods:

	Regulatory licences £m	Accelerated tax depreciation £m	Share- based payments £m	Pensions and other post- retirement benefits £m	Financial instruments £m	Other net temporary differences[1] £m	Total £m
Deferred tax liabilities/(assets)
At 1 April 2022	429	7,710	(18)	775	(301)	(1,830)	6,765
Exchange adjustments and other[2]	—	357	(2)	8	8	(116)	255
Charged/(credited) to income statement	—	145	(2)	51	(71)	386	509
Charged/(credited) to other comprehensive income and equity	—	—	1	(344)	(6)	—	(349)
Disposals	—	1	—	—	—	—	1
At 1 April 2023 (as previously reported)	429	8,213	(21)	490	(370)	(1,560)	7,181
Impact of IAS 12 amendment[3]	—	29	—	—	—	(29)	—
At 1 April 2023 (as restated)	429	8,242	(21)	490	(370)	(1,589)	7,181
Exchange adjustments and other[2]	—	(132)	—	(1)		23	(110)
Charged/(credited) to income statement	—	720	(5)	26	38	(312)	467
(Credited)/charged to other comprehensive income and equity	—	—	—	(50)	57	—	7
Disposals	—	(2)	—	—		—	(2)
Reclassification to held for sale (note 10)	—	(12)	1	(4)	—	(9)	(24)
At 31 March 2024	429	8,816	(25)	461	(275)	(1,887)	7,519
1.The deferred tax asset of £1,887 million as at 31 March 2024 (2023: £1,560 million) in respect of other net temporary differences primarily relates to losses of £184 million (2023:
£47 million), US contract and lease liabilities of £575 million (2023: £511 million), US environmental provisions of £646 million (2023: £503 million) and US bad debt provision of
£150 million (2023: £148 million).
2.Exchange adjustments and other primarily comprises foreign exchange arising on translation of the US dollar deferred tax balances.
3.In May 2021, the IASB issued amendments to IAS 12 resulting in the recognition of separate deferred tax assets and deferred tax liabilities (see note 1).
The total deferred tax assets not recognised are as follows:

	2024	2023
	£m	£m
Capital losses	2,483	2,367
Trading losses	4	4